DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
Deposits Summary
Deposits are summarized as follows:

	At December 31,
	2013	2012
	(in thousands)
Deposit Type

Noninterest-bearing checking	$68,133	$52,433
Interest-bearing checking	114,184	76,370
Money market	180,215	153,827
Passbook savings	130,878	106,268
Total demand, transaction and passbook deposits	493,410	388,898
Certificates of deposit	190,492	171,417
	$683,902	$560,315

Deposit Maturities By Year
At December 31, 2013, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2014	2015	2016	2017	2018	Thereafter	Total
(in thousands)
$129,723	$35,829	$11,901	$7,172	$5,737	$130	$190,492